Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2019
28. Ordinary shares, share premium, and other equity
Called up share capital, allotted and fully paid
Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Otherequity instruments
	m	£m	£m	£m	£m
As at 1 January 2019	17,133	4,283	28	4,311	9,632
Issued to staff under share incentive plans	76	19	82	101	-
Issuances relating to Scrip Dividend Programme	113	29	153	182	-
AT1 securities issuance	-	-	-	-	3,500
AT1 securities redemption	-	-	-	-	(2,262)
Other movements	-	-	-	-	1
As at 31 December 2019	17,322	4,331	263	4,594	10,871

As at 1 January 2018	17,060	4,265	17,780	22,045	8,941
Issued to staff under share incentive plans	30	7	44	51	-
Issuances relating to Scrip Dividend Programme	43	11	77	88	-
AT1 securities issuance	-	-	-	-	1,925
AT1 securities redemption	-	-	-	-	(1,233)
Capital reorganisation	-	-	(17,873)	(17,873)	-
Other movements	-	-	-	-	(1)
As at 31 December 2018	17,133	4,283	28	4,311	9,632

AT1 equity instruments
AT1 equity instruments
		2019	2018
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
7.0% Perpetual Subordinated Contingent Convertible Securities	2019	-	695
6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)	2019	-	711
6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)	2019	-	856
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)	2020	830	830
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	995	995
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,131	1,131
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	1,245	1,245
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	1,244	1,244
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	-
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	996	-
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	996	-
Total AT1 equity instruments		10,871	9,632